Revenues	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues
5. Revenues
The Group generates revenues primarily from the sale of its products and services, as well as from royalties received from third parties and licensees. Revenues are recognized net of returns and discounts.
The following table provides a breakdown of revenues by brand and product line:

	For the six months ended June 30,
(€ thousands)	2025	2024
ZEGNA brand (1)	570,409	566,067
Thom Browne	129,154	166,721
TOM FORD FASHION	152,715	148,493
Textile	67,061	71,836
Other (2)	8,351	7,005
Total revenues	927,690	960,122
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(1)ZEGNA brand includes revenues from apparel, bags, shoes and small and large leather goods, as well as licensed goods and royalties.
(2)Other mainly includes revenues from agreements with third party brands.

The following table provides a breakdown of revenues by distribution channel:

	For the six months ended June 30,
(€ thousands)	2025	2024
Direct to Consumer (DTC)
ZEGNA brand	504,501	486,561
Thom Browne	92,639	89,976
TOM FORD FASHION	100,895	93,062
Total Direct to Consumer (DTC)	698,035	669,599

Wholesale branded
ZEGNA brand	65,908	79,506
Thom Browne	36,515	76,745
TOM FORD FASHION	51,820	55,431
Total Wholesale branded	154,243	211,682
Textile	67,061	71,836
Other (1)	8,351	7,005
Total revenues	927,690	960,122
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(1)Other mainly includes revenues from agreements with third party brands.

The following table provides a breakdown of revenues by geographic area:

	For the six months ended June 30,
(€ thousands)	2025	2024
EMEA (1)	328,908	336,591
of which Italy	110,666	135,203
Americas (2)	262,714	246,046
of which United States	225,966	212,392
Greater China Region	223,101	266,324
Rest of APAC (3)	111,508	109,990
Other (4)	1,459	1,171
Total revenues	927,690	960,122
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(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(4)Other revenues mainly include royalties.

Revenues in the Netherlands, the Company’s country of domicile, amounted to €5,560 thousand and €6,293 thousand for the six months ended June 30, 2025 and 2024, respectively.